ACQUISITIONS (Details) € in Millions, $ in Millions	1 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2020 USD ($)	Feb. 28, 2020 EUR (€)
Smartrac Transponder Division
ACQUISITIONS
Purchase consideration			$ 255	€ 232
ACPO Limited
ACQUISITIONS
Purchase consideration		$ 88
JDC Solutions Inc | Subsequent Event
ACQUISITIONS
Purchase consideration	$ 24